SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	March 31, 2015	March 31, 2014
Series A convertible preferred stock	-	501,089
Series B convertible preferred stock	-	451,726
Series C convertible preferred stock	1,640,667	1,854,019
Options to purchase common stock	6,205,190	2,990,977
Warrants to purchase common stock	7,561,820	4,353,831
Totals	15,407,677	10,151,642
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	2014	2013
Series A convertible preferred stock	-	501,089
Series B convertible preferred stock	-	451,726
Series C convertible preferred stock	1,807,333	1,330,627
Options to purchase common stock	5,990,190	2,990,977
Warrants to purchase common stock	5,113,990	2,717,258
Totals	12,911,513	7,991,667